Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 3,157	$ 2,571	$ 607	$ (406)	$ 886
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	5,198	4,036	5,486	5,522	5,286
Gain on sale of property, plant and equipment			(248)
Amortization of debt discount	67	178	241	143
Amortization of debt issuance costs			17	19
Write off of debt issuance costs	4,051
Stock-based compensation	362	925	934	503	165
Change in fair value of derivative liability	(1,107)	257	(660)	(333)
Changes in operating assets and liabilities:
Accounts receivable	237	(85)	(1,083)	(133)	(241)
Prepaid expenses	(94)	(753)	(800)	(395)	256
Inventory	195	(121)	136	8	(75)
Deposits and other assets	(145)	(53)	(44)	(75)	(204)
Income tax receivable	150		(150)
Deferred tax assets	1,250	1,211	512	(323)	(1,247)
Deferred tax liabilities	164		5	159	1,791
Income tax payable	148
Accounts payable	(3,044)	(159)	2,667	1,157	(597)
Accrued commissions and bonuses	(1,030)	(1,195)	1,645	1,461	3
Accrued payroll and vacation	(422)	(170)	1,162	351	406
Deferred revenue	4,662	2,775	4,163	2,778	2,185
Accrued expenses and other liabilities	(498)	2,679	2,394	538	471
Net cash provided by operating activities	13,301	12,096	16,984	10,974	9,085
Investing activities
Decrease in funds held for clients	62,146	82,294	(131,513)	(71,001)	(87,190)
Increase (decrease) in restricted cash	1	(1)	(1)	(117)	(251)
Additions to property, plant and equipment	(11,948)	(6,243)	(17,176)	(5,971)	(14,867)
Proceeds from sale of property, plant and equipment			258	106	9
Net cash provided (used) by investing activities	50,199	76,050	(148,432)	(76,983)	(102,299)
Financing activities
Proceeds from issuance of long-term debt	6,539		6,979	1,750	9,612
Proceeds from issuance of long-term debt to related party				16,398
Proceeds from initial public offering	62,842
Payments on long-term debt				(401)
Payments on long-term debt	(65,442)	1,750
Decrease in client funds obligation	(62,146)	(82,294)	131,513	71,001	87,191
Proceeds from issuance of common shares				2,409
Common shares redeemed					(1,000)
Distributions paid to stockholders as return of capital				(18,807)
Incentive awards redeemed		(1,061)	(1,061)
Payments of deferred offering costs			(647)
Capital impact of reorganization	(183)
Distributions paid to stockholders			(5,409)	(158)	(1,443)
Capital contribution	1	1,162
Net cash provided (used) in financing activities	(58,389)	(80,443)	131,375	72,192	94,360
Change in cash and cash equivalents	5,111	7,703	(73)	6,183	1,146
Cash and cash equivalents
Beginning of period	13,362	13,435	13,435	7,252	6,106
End of period	18,473	21,138	13,362	13,435	7,252
Supplemental cash flow disclosure
Cash paid for interest, net of amounts capitalized			9,298	6,834	134
Noncash financing and investing activities
Purchase of property, plant and equipment on account			368	167	45
Issuance of common stock as return of capital distribution				$ 46,193